Share-Based Compensation (Details) - Schedule of Significant Assumptions Used in Determining the Fair Value of Options Granted	9 Months Ended
Sep. 30, 2023 $ / shares
Share-Based Compensation (Details) - Schedule of Significant Assumptions Used in Determining the Fair Value of Options Granted [Line Items]
Weighted-average grant date fair value (in Dollars per share)	$ 3.42
Expected dividend yield	0.00%
Minimum [Member]
Share-Based Compensation (Details) - Schedule of Significant Assumptions Used in Determining the Fair Value of Options Granted [Line Items]
Risk-free interest rate	4.25%
Expected volatility	105.00%
Expected term (years)	3 years 2 months 4 days
Maximum [Member]
Share-Based Compensation (Details) - Schedule of Significant Assumptions Used in Determining the Fair Value of Options Granted [Line Items]
Risk-free interest rate	4.33%
Expected volatility	110.00%
Expected term (years)	3 years 9 months 3 days